Consolidated statement of changes in equity		Share capital GBP (£)	Share premium GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained earnings GBP (£)	USD ($)	GBP (£)
Equity at beginning of year (As previously reported) at Jun. 30, 2016		£ 52,000	£ 68,822,000	£ 249,030,000	£ (32,989,000)	£ 173,367,000		£ 458,282,000
Equity at beginning of year (Adjustment) at Jun. 30, 2016	[1]				112,000	1,985,000		2,097,000
Equity at beginning of year at Jun. 30, 2016		52,000	68,822,000	249,030,000	(32,877,000)	175,352,000		460,379,000
Comprehensive income (loss)
Profit/(loss) for the year | As previously reported								39,177,000
Profit/(loss) for the year | Adjustment								32,000
Profit/(loss) for the year	[1]					39,209,000		39,209,000
Cash flow hedges | As previously reported								1,946,000
Cash flow hedges | Adjustment								525,000
Cash flow hedges	[1]				2,471,000			2,471,000
Tax expense relating to movements on hedges | As previously reported								(681,000)
Tax expense relating to movements on hedges | Adjustment								(184,000)
Tax expense relating to movements on hedges	[1]				(865,000)			(865,000)
Total comprehensive income/(loss) for the year | As previously reported								40,442,000
Total comprehensive income/(loss) for the year | Adjustment								373,000
Total comprehensive income/(loss) for the year					1,606,000	39,209,000		40,815,000	[1]
Equity-settled share-based payments (note 25)						2,187,000		2,187,000
Dividends paid (note 12)						(23,295,000)	$ (29,525,000)	(23,295,000)
Proceeds from shares issued		1,000						1,000
Equity at end of year (As previously reported) at Jun. 30, 2017								477,617,000
Equity at end of year (Adjustment) at Jun. 30, 2017								2,470,000
Equity at end of year at Jun. 30, 2017		53,000	68,822,000	249,030,000	(31,271,000)	193,453,000		480,087,000	[1]
Comprehensive income (loss)
Profit/(loss) for the year | As previously reported								(37,270,000)
Profit/(loss) for the year | Adjustment								(359,000)
Profit/(loss) for the year	[1]					(37,629,000)		(37,629,000)
Cash flow hedges | As previously reported								25,878,000
Cash flow hedges | Adjustment								(481,000)
Cash flow hedges	[1]				25,397,000			25,397,000
Tax expense relating to movements on hedges | As previously reported								(21,892,000)
Tax expense relating to movements on hedges | Adjustment								208,000
Tax expense relating to movements on hedges	[1]				(21,684,000)			(21,684,000)
Total comprehensive income/(loss) for the year | As previously reported								(33,284,000)
Total comprehensive income/(loss) for the year | Adjustment								(632,000)
Total comprehensive income/(loss) for the year					3,713,000	(37,629,000)		(33,916,000)	[1]
Equity-settled share-based payments (note 25)						2,915,000		2,915,000
Dividends paid (note 12)						(21,982,000)	(29,555,000)	(21,982,000)
Equity at end of year (As previously reported) at Jun. 30, 2018								425,266,000
Equity at end of year (Adjustment) at Jun. 30, 2018								1,838,000
Equity at end of year at Jun. 30, 2018		53,000	68,822,000	249,030,000	(27,558,000)	136,757,000		427,104,000	[1]
Comprehensive income (loss)
Profit/(loss) for the year						18,881,000		18,881,000
Cash flow hedges					(6,720,000)			(6,720,000)
Tax expense relating to movements on hedges					(1,266,000)			(1,266,000)
Total comprehensive income/(loss) for the year					(7,986,000)	18,881,000		10,895,000
Equity-settled share-based payments (note 25)						699,000		699,000
Dividends paid (note 12)						(23,326,000)	$ (29,615,000)	(23,326,000)
Deferred tax expense relating to share-based payments (note 16)						(170,000)		(170,000)
Equity at end of year at Jun. 30, 2019		£ 53,000	£ 68,822,000	£ 249,030,000	£ (35,544,000)	£ 132,841,000		£ 415,202,000

[1]	Comparative amounts have been restated—see note 33 for further details.